Subordinated Liabilities - Summary of Dated Subordinated Liabilities (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure Of Subordinated Liabilities [Line Items]
Dated subordinated liabilities			£ 1,644	£ 1,655
5% Subordinated notes (US$1,500m)
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings maturity	2023	2023
Dated subordinated liabilities			£ 548	£ 542
Interest rate	5.00%	5.00%	5.00%	5.00%
Notional amount | $	$ 1,500	$ 1,500
4.75% Subordinated notes (US$1,000m)
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings maturity	2025	2025
Dated subordinated liabilities			£ 541	£ 536
Interest rate	4.75%	4.75%	4.75%	4.75%
Notional amount | $	$ 1,000	$ 1,000
7.95% Subordinated notes (US$1,000m)
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings maturity	2029	2029
Dated subordinated liabilities			£ 221	£ 242
Interest rate	7.95%	7.95%	7.95%	7.95%
Notional amount | $	$ 1,000	$ 1,000
6.50% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings maturity	2030	2030
Dated subordinated liabilities			£ 28	£ 31
Interest rate	6.50%	6.50%	6.50%	6.50%
5.875% Subordinated notes
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings maturity	2031	2031
Dated subordinated liabilities			£ 9	£ 10
Interest rate	5.875%	5.875%	5.875%	5.875%
5.625% Subordinated notes (US$500m)
Disclosure Of Subordinated Liabilities [Line Items]
Borrowings maturity	2045	2045
Dated subordinated liabilities			£ 297	£ 294
Interest rate	5.625%	5.625%	5.625%	5.625%
Notional amount | $	$ 500	$ 500